Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful				December 31,
(Millions of dollars)	Lives				2017	2016
Land and improvements	3	-	15	years	$224	$214
Buildings and improvements			30	years	525	486
Machinery and equipment	3	-	20	years	1,253	1,142
Vessels and vehicles	3	-	18	years	136	140
Office furniture and fixtures			5	years	34	32
Construction in progress					56	58
					2,228	2,072
Accumulated depreciation and amortization					(1,151)	(1,066)
Net property, plant and equipment					$1,077	$1,006